Retirement Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Company's contributions to 401(k) defined contribution savings plan	$ 1.3	$ 1.1	$ 0.8